LONG-TERM DEBT - OTHERS (Schedule of Maturity Operating Leases Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
2023	$ 3,134
2024	2,406
2025	2,235
2026	2,222
2027	671
Total	10,668
Less - imputed interest	(313)
Total	$ 10,355	$ 14,113